UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2023
American Conservative Values ETF
Item #1(a). Reports to Stockholders.
1(b). Not applicable.

American Conservative Values ETF

SEMI-ANNUAL
REPORT

For the Six Months Ended January 31, 2023 (unaudited)

American Conservative Values ETF

Important Disclosure Statement (unaudited)

The American Conservative Values ETF’s (the “Fund”) summary prospectus and prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s summary prospectus and/or prospectus containing this and other important information, please call 888-909-6030. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Ridgeline Research LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of January 31, 2023 and are subject to change at any time. For most recent information, please call 888-909-6030.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Portfolio Compositionas of January 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
COMMON STOCKS:
Software & Services	15.91%
Healthcare	14.64%
Information Technology	12.72%
Consumer Discretionary	12.16%
Financials	11.55%
Industrials	8.27%
Consumer Staples	8.15%
Energy	4.99%
Communication Services	4.28%
Materials	2.78%
Real Estate	2.23%
Utilities	2.22%
99.90%

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of InvestmentsJanuary 31, 2023 (unaudited)

	Security Description	Number of Shares	Value
99.90%	COMMON STOCKS

4.28%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	363	$27,795
	Charter Communications, Inc.(A)	1,185	455,407
	Electronic Arts, Inc.	136	17,501
	Fox Corp. - Class A	1,637	55,560
	Fox Corp. - Class B	1,549	49,103
	Live Nation Entertainment, Inc.(A)	435	35,013
	News Corp. - Class A	2,363	47,874
	News Corp. - Class B	2,148	43,905
	Omnicom Group, Inc.	1,571	135,090
	Paramount Global	6,930	160,499
	Take-Two Interactive Software(A)	239	27,062
	The Interpublic Group of Cos, Inc.	3,451	125,823
	T-Mobile US, Inc.(A)	2,871	428,669
			1,609,301

12.16%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	98	14,923
	Aptiv PLC(A)	387	43,766
	AutoZone, Inc.(A)	2	4,878
	Bath & Body Works, Inc.	419	19,278
	Best Buy Co., Inc.	339	30,076
	Booking Holdings, Inc.(A)	149	362,681
	BorgWarner, Inc.	431	20,378
	Chipotle Mexican Grill, Inc.(A)	49	80,673
	DR Horton, Inc.	388	38,292
	Darden Restaurants, Inc.	197	29,150
	Dollar General Corp.	303	70,781
	Dollar Tree, Inc.(A)	113	16,970
	Domino’s Pizza, Inc.	49	17,297
	eBay, Inc.	802	39,699
	Etsy, Inc.(A)	583	80,209
	Expedia Group, Inc.(A)	1,671	190,995
	Ford Motor Co.	5,995	80,992
	Garmin Ltd.	673	66,546
	Genuine Parts Co.	243	40,780
	Hasbro, Inc.	100	5,917
	Hilton Worldwide Holdings, Inc.	387	56,150
	The Home Depot, Inc.	3,659	1,186,138

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Las Vegas Sands Corp.(A)	581	$34,279
	Lennar Corp.	288	29,491
	LKQ Corp.	288	16,981
	Marriott International, Inc.	922	160,594
	McDonald’s Corp.	1,098	293,605
	MGM Resorts International	1,210	50,106
	O’Reilly Automotive, Inc.(A)	98	77,650
	Pool Corp.	49	18,895
	PulteGroup, Inc.	148	8,420
	PVH Corp.	97	8,720
	Ralph Lauren Corp.	48	5,945
	Ross Stores, Inc.	486	57,440
	Royal Caribbean Cruises Ltd.(A)	243	15,780
	Tapestry, Inc.	292	13,306
	Target Corp.	717	123,424
	Tesla, Inc.(A)	4,814	833,881
	The TJX Cos, Inc.	1,775	145,302
	Tractor Supply Co.	148	33,743
	Ulta Beauty, Inc.(A)	49	25,184
	Under Armour, Inc. - Class A(A)	3,473	43,030
	Under Armour, Inc. - Class C(A)	3,938	42,924
	Wynn Resorts Ltd.(A)	143	14,821
	YUM! Brands, Inc.	156	20,360
			4,570,450

8.15%	CONSUMER STAPLES
	Altria Group, Inc.	2,269	102,196
	Archer-Daniels-Midland Co.	396	32,809
	Brown-Forman Corp.	299	19,907
	Church & Dwight Co., Inc.	243	19,649
	Colgate-Palmolive Co.	380	28,321
	Constellation Brands, Inc.	383	88,672
	Costco Wholesale Corp.	1,538	786,133
	The Estee Lauder Cos., Inc.	243	67,330
	General Mills, Inc.	582	45,606
	Kimberly-Clark Corp.	338	43,943
	The Kraft Heinz Co.	919	37,247
	Kroger Co.	338	15,085
	McCormick & Co., Inc.	194	14,573
	Mondelez International, Inc.	2,312	151,297
	Monster Beverage Corp.(A)	916	95,337

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

	Security Description	Number of Shares	Value
	PepsiCo, Inc.	2,972	$508,271
	Philip Morris International, Inc.	1,640	170,954
	Sysco Corp.	221	17,119
	The Clorox Co.	42	6,077
	The Hershey Co.	147	33,016
	The Procter & Gamble Co.	4,992	710,761
	Tyson Foods, Inc.	385	25,314
	Walgreens Boots Alliance, Inc.	1,256	46,296
			3,065,913
4.99%	ENERGY
	Baker Hughes Co.	1,011	32,089
	Chevron Corp.	2,504	435,746
	ConocoPhillips	1,064	129,670
	EOG Resources, Inc.	531	70,225
	Exxon Mobil Corp.	6,331	734,459
	Halliburton Co.	961	39,612
	Hess Corp.	145	21,773
	Kinder Morgan, Inc.	2,218	40,589
	Marathon Petroleum Corp.	968	124,407
	Occidental Petroleum Corp.	969	62,782
	ONEOK, Inc.	431	29,515
	Pioneer Natural Resources Co.	97	22,344
	Schlumberger NV	1,829	104,216
	The Williams Cos., Inc.	914	29,467
			1,876,894

11.55%	FINANCIALS
	Aflac, Inc.	290	21,315
	The Allstate Corp.	126	16,187
	American International Group, Inc.	343	21,684
	Ameriprise Financial, Inc.	198	69,324
	Aon PLC	243	77,439
	Arthur J Gallagher & Co.	98	19,181
	Bank of New York Mellon Corp.	458	23,161
	Berkshire Hathaway, Inc. - Class B(A)	3,216	1,001,848
	Capital One Financial Corp.	488	58,072
	Cboe Global Markets, Inc.	100	12,288
	Chubb Ltd.	723	164,475
	Cincinnati Financial Corp.	197	22,291
	Citigroup, Inc.	3,549	185,329
	Citizens Financial Group, Inc.	818	35,436

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

	Security Description	Number of Shares	Value
	CME Group, Inc.	529	$93,453
	Discover Financial Services	1,076	125,602
	Fifth Third BanCorp	1,351	49,028
	First Republic Bank	291	40,996
	Franklin Resources, Inc.	286	8,923
	Hartford Financial Services Group	340	26,387
	Huntington Bancshares, Inc.	1,497	22,710
	Intercontinental Exchange, Inc.	819	88,083
	Invesco Ltd.	150	2,777
	KeyCorp	1,014	19,459
	Loews Corp.	233	14,325
	MarketAxess Holdings, Inc.	49	17,829
	Marsh & McLennan Cos., Inc.	625	109,319
	MetLife, Inc.	1,686	123,112
	Moody’s Corp.	284	91,661
	Morgan Stanley	2,935	285,664
	MSCI, Inc.	51	27,110
	Northern Trust Corp.	385	37,333
	PNC Financial Services Group	877	145,082
	Principal Financial Group, Inc.	195	18,047
	Prudential Financial, Inc.	198	20,778
	Raymond James Financial, Inc.	291	32,816
	Regions Financial Corp.	1,734	40,818
	Rocket Cos., Inc.	3,547	33,377
	S&P Global, Inc.	658	246,711
	State Street Corp.	579	52,880
	Synchrony Financial	99	3,636
	T Rowe Price Group, Inc.	340	39,600
	The Charles Schwab Corp.	3,082	238,608
	The Travelers Cos., Inc.	105	20,068
	Truist Financial Corp.	2,312	114,190
	US Bancorp	2,772	138,046
	Wells Fargo & Co.	5,267	246,864
	Willis Towers Watson plc	148	37,620
			4,340,942

14.64%	HEALTHCARE
	Abbott Laboratories	2,391	264,325
	AbbVie, Inc.	2,461	363,613
	Agilent Technologies, Inc.	243	36,955
	AmerisourceBergen Corp.	291	49,167

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

Security Description	Number of Shares	Value
Amgen, Inc.	1,207	$304,647
Becton Dickinson and Co.	340	85,755
Biogen, Inc.(A)	69	20,072
Boston Scientific Corp.(A)	1,782	82,417
Bristol-Myers Squibb Co.	3,274	237,856
Cardinal Health, Inc.	285	22,016
Centene Corp. (A)	528	40,255
Cigna Corp.	943	298,620
The Cooper Cos., Inc.	49	17,098
CVS Health Corp.	1,691	149,180
Danaher Corp.	1,101	291,082
Dexcom, Inc.(A)	392	41,979
Edwards Lifesciences Corp.(A)	679	52,079
Elevance Health, Inc.	845	422,492
Eli Lilly and Co.	1,410	485,251
Embecta Corp.(A)	65	1,715
GE Healthcare Technologies (A)	448	31,145
Gilead Sciences, Inc.	542	45,495
HCA Healthcare, Inc.	142	36,220
Hologic, Inc.(A)	145	11,799
Humana, Inc.	335	171,420
IDEXX Laboratories, Inc.	51	24,506
Illumina, Inc.(A)	194	41,555
Incyte Corp.(A)	150	12,771
Intuitive Surgical, Inc.(A)	447	109,823
IQVIA Holdings, Inc.(A)	193	44,276
Laboratory Corporation of America	98	24,708
McKesson Corp.	243	92,019
Medtronic PLC	1,762	147,462
Merck & Co., Inc.	3,613	388,072
Mettler-Toledo International, Inc.(A)	1	1,533
Regeneron Pharmaceuticals, Inc.(A)	150	113,771
ResMed, Inc.	99	22,609
Stryker Corp.	434	110,154
Thermo Fisher Scientific, Inc.	523	298,283
Veeva Systems, Inc.(A)	90	15,350
Vertex Pharmaceuticals, Inc.(A)	529	170,920
Zimmer Biomet Holdings, Inc.	155	19,738
Zoetis, Inc.	1,840	304,502
		5,504,705

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

	Security Description	Number of Shares	Value
8.27%	INDUSTRIALS
	3M Co.	375	$43,155
	American Airlines Group, Inc.(A)	2,506	40,447
	AMETEK, Inc.	191	27,680
	The Boeing Co.(A)	659	140,367
	Canadian Pacific Railway Ltd.	142	11,204
	Carrier Global Corp.	531	24,176
	Caterpillar, Inc.	723	182,406
	CH Robinson Worldwide, Inc.	150	15,025
	Cintas Corp.	98	43,487
	Copart, Inc.(A)	574	38,234
	CSX Corp.	2,888	89,297
	Cummins, Inc.	243	60,638
	Deere & Co.	386	163,216
	Eaton Corp. plc	532	86,296
	Emerson Electric Co.	866	78,131
	Equifax, Inc.	146	32,441
	Expeditors International of Washington, Inc.	196	21,197
	Fastenal Co.	726	36,699
	FedEx Corp.	291	56,413
	Fortive Corp.	342	23,266
	General Dynamics Corp.	139	32,395
	General Electric Co.	1,347	108,407
	Honeywell International, Inc.	1,098	228,911
	Illinois Tool Works, Inc.	291	68,688
	Ingersoll Rand, Inc.	388	21,728
	Jacobs Solutions, Inc.	143	17,668
	JB Hunt Transport Services, Inc.	49	9,263
	Johnson Controls International	1,258	87,519
	L3Harris Technologies, Inc.	290	62,298
	Lockheed Martin Corp.	334	154,729
	Norfolk Southern Corp.	111	27,285
	Northrop Grumman Corp.	195	87,368
	Old Dominion Freight Line, Inc.	99	32,991
	Otis Worldwide Corp.	286	23,518
	PACCAR, Inc.	436	47,659
	Parker-Hannifin Corp.	147	47,922
	Quanta Services, Inc.	49	7,457
	Raytheon Technologies Corp.	1,928	192,511
	Republic Services, Inc.	148	18,473

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Rockwell Automation, Inc.	49	$13,819
	Southwest Airlines Co.	966	34,554
	Trane Technologies plc	240	42,989
	TransDigm Group, Inc.	49	35,170
	Union Pacific Corp.	861	175,808
	United Airlines Holdings, Inc.(A)	338	16,548
	United Parcel Service, Inc.	858	158,927
	Westinghouse Air Brake Technologies Corp.	191	19,828
	Waste Management, Inc.	534	82,626
	WW Grainger, Inc.	49	28,885
	Xylem, Inc.	99	10,297
			3,110,016

12.72%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc. (A)	3,204	240,781
	Amphenol Corp.	768	61,263
	Analog Devices, Inc.	481	82,477
	Applied Materials, Inc.	1,556	173,478
	Arista Networks, Inc. (A)	1,536	193,567
	Broadcom, Inc.	479	280,220
	CDW Corp.	148	29,012
	Cisco Systems, Inc.	28,192	1,372,105
	Corning, Inc.	920	31,841
	Hewlett Packard Enterprise Co.	1,643	26,502
	HP, Inc.	2,250	65,565
	Intel Corp.	5,273	149,015
	Keysight Technologies, Inc.(A)	194	34,794
	KLA Corp.	148	58,087
	Lam Research Corp.	194	97,019
	Microchip Technology, Inc.	484	37,568
	Micron Technology, Inc.	1,720	103,716
	Motorola Solutions, Inc.	197	50,631
	NVIDIA Corp.	4,129	806,683
	QUALCOMM, Inc.	1,765	235,116
	Roper Technologies Inc.	149	63,586
	Seagate Technology Holdings plc	235	15,928
	ServiceNow, Inc.(A)	351	159,751
	TE Connectivity Ltd.	486	61,795
	Texas Instruments, Inc.	1,477	261,739
	Zebra Technologies Corp.(A)	285	90,111
			4,782,350

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

	Security Description	Number of Shares	Value
2.78%	MATERIALS
	Air Products and Chemicals, Inc.	294	$94,230
	Albemarle Corp.	49	13,791
	Amcor plc	2,172	26,194
	Ball Corp.	484	28,188
	Celanese Corp.	50	6,160
	Corteva, Inc.	968	62,388
	Dow, Inc.	383	22,731
	DuPont de Nemours, Inc.	320	23,664
	Ecolab, Inc.	342	52,952
	FMC Corp.	50	6,657
	Freeport-McMoRan, Inc.	2,317	103,385
	International Flavors & Fragrances, Inc.	97	10,909
	International Paper Co.	677	28,312
	Linde plc	817	270,378
	LyondellBasell Industries NV	287	27,750
	The Mosaic Co.	385	19,073
	Newmont Corp.	916	48,484
	Nucor Corp.	334	56,453
	Packaging Corp. of America	99	14,127
	PPG Industries, Inc.	291	37,929
	The Sherwin-Williams Co.	292	69,084
	Sylvamo Corp.	57	2,709
	Vulcan Materials Co.	49	8,983
	Westrock Co.	243	9,535
			1,044,066

2.23%	REAL ESTATE
	Alexandria Real Estate Equities	99	15,913
	American Tower Corp.	531	118,620
	AvalonBay Communities, Inc.	148	26,261
	CBRE Group, Inc.(A)	579	49,510
	Crown Castle International Corp.	534	79,091
	Digital Realty Trust, Inc.	339	38,856
	Equinix, Inc.	149	109,981
	Equity Residential	436	27,751
	Extra Space Storage, Inc.	50	7,892
	Host Hotels & Resorts, Inc.	572	10,782
	Mid-America Apartment Communities	50	8,336
	Prologis, Inc.	1,059	136,908
	Public Storage	242	73,650

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Realty Income Corp.	229	$15,533
	SBA Communications Corp.	41	12,199
	Simon Property Group, Inc.	239	30,702
	Ventas, Inc.	285	14,766
	Welltower, Inc.	484	36,319
	Weyerhaeuser Co.	769	26,477
			839,547

15.91%	SOFTWARE & SERVICES
	Accenture PLC	1,294	361,091
	Adobe, Inc.(A)	1,485	549,955
	ANSYS, Inc.(A)	98	26,103
	Autodesk, Inc.(A)	526	113,174
	Automatic Data Processing, Inc.	678	153,099
	Broadridge Financial Solutions	147	22,103
	Cadence Design Systems, Inc.(A)	820	149,921
	Cognizant Technology Solutions	819	54,668
	Fidelity National Information	817	61,308
	Fiserv, Inc.(A)	727	77,556
	Fortinet, Inc.(A)	955	49,985
	Gartner, Inc.(A)	192	64,923
	Global Payments, Inc.	342	38,550
	International Business Machine	235	31,662
	Intuit, Inc.	531	224,438
	Mastercard, Inc.	2,670	989,502
	Microsoft Corp.	9,348	2,316,528
	Oracle Corp.	3,385	299,437
	Paychex, Inc.	484	56,076
	Paycom Software, Inc.(A)	49	15,873
	Synopsys, Inc.(A)	244	86,315
	Tyler Technologies, Inc.(A)	44	14,202
	VeriSign, Inc.(A)	1,028	224,155
			5,980,624

2.22%	UTILITIES
	The AES Corp.	285	7,812
	Ameren Corp.	37	3,214
	American Electric Power Co., Inc.	202	18,980
	American Water Works Co., Inc.	99	15,493
	CenterPoint Energy, Inc.	482	14,518
	Consolidated Edison, Inc.	47	4,480

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Constellation Energy Corp.	195	$16,645
	Dominion Energy, Inc.	269	17,119
	DTE Energy Co.	198	23,041
	Duke Energy Corp.	613	62,802
	Edison International	377	25,975
	Eversource Energy	387	31,862
	Exelon Corp.	460	19,407
	FirstEnergy Corp.	630	25,798
	NextEra Energy, Inc.	4,427	330,387
	Public Service Enterprise Group	531	32,885
	Sempra Energy	111	17,797
	The Southern Co.	1,443	97,662
	WEC Energy Group, Inc.	294	27,633
	Xcel Energy, Inc.	580	39,887
			833,397

99.90%	TOTAL COMMON STOCKS
	(Cost: $36,694,701)		37,558,205

99.90%	TOTAL INVESTMENTS
	(Cost: $36,694,701)		37,558,205
0.10%	Other assets, net of liabilities		39,364
100.00%	NET ASSETS		$37,597,569

(A)Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Statement of Assets and LiabilitiesJanuary 31, 2023 (unaudited)

ASSETS
Investments at fair value (cost of $36,694,701) (Note 1)	$37,558,205
Cash	26,982
Receivable for capital stock sold	775,177
Dividends receivable	32,006
TOTAL ASSETS	38,392,370

LIABILITIES
Payable for securities purchased	772,116
Accrued advisory fees	22,685
TOTAL LIABILITIES	794,801

NET ASSETS	$37,597,569

Net Assets Consist of:
Paid-in capital	$37,883,935
Distributable earnings (accumulated deficit)	(286,366)
Net Assets	$37,597,569

NET ASSET VALUE PER SHARE
Net Assets	$37,597,569
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,200,000
Net Asset Value and Offering Price Per Share	$31.33

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Statement of OperationsSix Months Ended January 31, 2023 (unaudited)

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $6)	$292,330
Total investment income	292,330

EXPENSES
Investment advisory fees (Note 2)	125,081
Total expenses	125,081
Net investment income (loss)	167,249

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(821,924)
Change in unrealized appreciation (depreciation) of investments	1,332,630
Net realized and unrealized gain (loss) on investments	510,706

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$677,955

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Statements of Changes in Net Assets

	Six months ended January 31, 2023 (unaudited)	Year ended July 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$167,249	$233,998
Net realized gain (loss) on investments	(821,924)	(257,375)
Change in unrealized appreciation (depreciation) of investments	1,332,630	(1,853,190)
Increase (decrease) in net assets from operations	677,955	(1,876,567)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(165,229)	(238,343)
Decrease in net assets from distributions	(165,229)	(238,343)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	4,547,993	21,646,524
Shares redeemed	—	(960,231)
Increase (decrease) in net assets from capital stock transactions	4,547,993	20,686,293

NET ASSETS
Increase (decrease) during period	5,060,719	18,571,383
Beginning of period	32,536,850	13,965,467
End of period	$37,597,569	$32,536,850

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six months ended January 31, 2023 (unaudited)	Year ended July 31, 2022	October 28, 2020(2) through July 31, 2021
Net asset value, beginning of period	$30.99	$32.55	$25.00

Investment activities
Net investment income (loss)(1)	0.15	0.25	0.19
Net realized and unrealized gain (loss) on investments	0.34	(1.58)	7.53
Total from investment activities	0.49	(1.33)	7.72
Distributions
Net investment income	(0.15)	(0.21)	(0.17)
Net realized gain	—	(0.02)	—
Total distributions	(0.15)	(0.23)	(0.17)

Net asset value, end of period	$31.33	$30.99	$32.55

Total Return(3)	1.63%	(4.06%)	30.96%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%	0.75%	0.75%
Net investment income (loss)	1.00%	0.77%	0.82%
Portfolio turnover rate(5)	10.46%	3.70%	6.04%
Net assets, end of period (000’s)	$37,598	$32,537	$13,965

(1)Per share amounts caluculated using the average shares outstanding during the period.

(2)Commencement of Operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets has been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial StatementsJanuary 31, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last quoted bid price. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Ridgeline Research LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,558,205	$—	$—	$37,558,205
	$37,558,205	$—	$—	$37,558,205

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the six months ended January 31, 2023. The Fund held no Level 3 securities at any time during the six months ended January 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2023, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$783,250

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Vident Investment Advisory, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

For the services it provides to the Fund, the Sub-Advisor is compensated by the Advisor from the advisory fees paid by the Fund to the Advisor. Fees to the Sub-Advisor are calculated daily and paid monthly, based on the daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Tom Carter, Vice President of the Trust, is President of the Advisor. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, Mr. Malaspina or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended January 31, 2023 were as follows:

Purchases	Sales
$3,571,089	$3,458,948

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2023 were as follows:

Purchases	Sales	Realized Gain
$4,517,407	$—	$—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the six months ended January 31, 2023 and for the year ended July 31, 2022 were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Distributions paid from:
Ordinary income	$165,229	$237,754
Realized gain	—	589
	$165,229	$238,343

As of January 31, 2023, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$20,001
Accumulated net realized gain (loss) on investments	(1,169,871)
Net unrealized appreciation (depreciation) on investments	863,504
$(286,366)

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$36,694,701	$3,751,844	$(2,888,340)	$863,504

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six months ended January 31, 2023	Year ended July 31, 2022
Shares sold	150,000	650,000
Shares reinvested	—	—
Shares redeemed	—	(29,000)
Net increase (decrease)	150,000	621,000

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2023, the Fund had 15.91% of the value of its net assets invested in securities within the Software & Services sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•Trading Issues. Although it is expected that Shares will remain listed for trading on the Exchange, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

Fund Investor Sourced Research and Opinion Risk. Company favorability ratings are collected from shareholders of the Fund, who may not be professional investors, may have no financial expertise, and may not do any research on companies prior to participation (referred to herein as “Fund Investor sourced research and opinion.” Fund Investor sourced research and opinion depends, to a large extent, on active participation of a sufficient number of shareholders. Investment decisions made using Shareholder Sourced Research may be influenced by cognitive and emotional biases, resulting in investment choices that underperform the market generally. Although the Advisor employs measures to detect irregularities in Fund Investor sourced research and opinion, there is no assurance these measures will be successful and, as a result, the integrity of the data could be compromised or could be subject to manipulation. The Advisor may be unable to collect Fund Investor sourced research and opinion for a period of time because of technical issues, failures of the Internet, cybersecurity breaches, or adverse claims on intellectual property, among other reasons.

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Market Turbulence Resulting From COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 888-909-6030 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 888-909-6030 or on the SEC’s website at https://www.sec.gov.

Fund’s Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Approval of Investment Advisory Agreements

This semi-annual report pertains only to the American Conservative Values ETF; however, the disclosure below pertains to that fund and the American Conservative Values Small-Cap ETF, a fund that has not commenced operations. Once the American Conservative Values Small-Cap ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and applicable to that fund.

At a meeting held on September 27-28, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Ridgeline Advisory Agreement”) between the Trust and Ridgeline Research LLC (“Ridgeline”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Ridgeline and Vident Investment Advisory, LLC (“Vident”), each with respect to the American Conservative Values ETF (“ACVF”) and the American Conservative Values Small-Cap ETF (“ACVSCF” together with ACVF, the “ACV Funds”). The Board discussed the arrangements between Ridgeline and the Trust and Ridgeline and Vident with respect to the ACV Funds. The Board reflected on its discussions with the representatives from Ridgeline earlier in the Meeting regarding the manner in which the ACV Funds were managed and the roles and responsibilities of Ridgeline and Vident under the Ridgeline Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Ridgeline Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Ridgeline Advisory Agreements and the responses of Ridgeline and Vident to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Ridgeline and Vident to requests for information from Counsel on behalf of the Board and noted that the responses included a copy of financial information for Ridgeline and Vident, an expense comparison analysis for the ACV Funds and comparable mutual funds and ETFs, and the Ridgeline Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Ridgeline Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Ridgeline and Vident; (ii) the investment performance of the ACVF and Ridgeline; (iii) the costs of the services to be provided and profits to be realized by Ridgeline and Vident from the relationship with the ACV Funds; (iv) the extent to which economies

SEMI-ANNUAL REPORT | JANUARY 31, 2023

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

of scale would be realized if the ACV Funds grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Ridgeline Advisory Agreements, including: (i) information regarding the services and support to be provided by Ridgeline and Vident to the ACV Funds and their shareholders; (ii) presentations by management of Ridgeline and Vident addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the ACV Funds; (iii) information pertaining to the compliance structure of Ridgeline and Vident; (iv) disclosure information contained in the ACV Funds’ registration statement and Ridgeline’s and Vident’s Form ADV and/or the policies and procedures of Ridgeline and Vident; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Ridgeline Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Ridgeline and Vident, including financial information, information on personnel and the services to be provided by Ridgeline and Vident to the ACV Funds, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of the ACV Funds and comparative expense and performance information for other ETFs with strategies similar to the ACV Funds prepared by an independent third party; (iii) the anticipated effect of size on the ACV Funds’ performance and expenses; and (iv) benefits anticipated to be realized by Ridgeline and Vident from their relationship with the ACV Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Ridgeline Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Ridgeline Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Ridgeline and Vident.

In this regard, the Board considered the responsibilities of Ridgeline and Vident under their respective Ridgeline Advisory Agreements. The Board reviewed the services to be provided by each of Ridgeline and Vident to the ACV Funds,

SEMI-ANNUAL REPORT | JANUARY 31, 2023

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

including, without limitation, Ridgeline’s process for formulating investment recommendations and the processes of both Ridgeline and Vident for assuring compliance with the ACV Funds’ investment objectives and limitations; Vident’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Ridgeline for the ACV Funds among the service providers; and the anticipated efforts of Ridgeline to promote the ACV Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Ridgeline and Vident; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Ridgeline in supervising Vident as a sub-adviser to the ACV Funds and the relationship between and Ridgeline and Vident. After reviewing the foregoing and further information from Ridgeline and Vident, the Board concluded that the quality, extent, and nature of the services to be provided by Ridgeline and Vident was satisfactory and adequate for the ACV Funds.

The investment performance of the ACVF Fund and Ridgeline.

The Board reviewed ACVF’s performance under Ridgeline’s management. They discussed the reports prepared by Broadridge Financial Solutions (“Broadridge”) and reviewed the performance of the ACVF as compared to the S&P 500 Index, noting that ACVF had outperformed its benchmark for the 1-year period ended June 30, 2022, and ranked in the 50th percentile in the Broadridge-created peer group over the year ended July 31, 2022.

The Board noted that ACVSCF had not yet commenced operations. The Trustees considered that Ridgeline does not manage any separate accounts with strategies similar to those of the ACV Funds.

After a detailed discussion of the ACVF’s performance, the Board concluded that the overall performance of the ACVF was in line with the Fund’s investment strategy and warranted the approval of the advisory agreement.

The costs of services to be provided and profits to be realized by Ridgeline and Vident from the relationship with the ACV Funds.

In this regard, the Board considered the financial condition of Ridgeline and the level of commitment to the ACV Funds by Ridgeline. The Board also considered the projected assets and proposed expenses of the ACV Funds, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by Ridgeline and Vident. The Trustees considered Funds’ unitary fee structure, and compared the unitary fee of the ACV Funds to the fees

SEMI-ANNUAL REPORT | JANUARY 31, 2023

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the ACV Funds in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the ACVF’s gross and net expense ratio and gross and net advisory fee were each higher than the median of its peer group and the peer group’s Morningstar category, while ACVSCF’s gross and net expense ratio and gross and net advisory fee were each lower than the median of its peer group and the peer group’s Morningstar category. The Board noted that Ridgeline does not manage separate accounts with strategies similar to the ACV Funds. The Trustees also considered the split of the advisory fees paid to Ridgeline versus those paid to Vident and the respective services provided by each to the ACV Funds. The Board also considered that Vident represented that its proposed fee for sub-advising the ACV Funds is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability and fees to be paid to Ridgeline (who in turn will pay Vident) were within an acceptable range in light of the services to be rendered by Ridgeline and Vident.

The extent to which economies of scale would be realized as the ACV Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the ACV Funds’ investors.

The Trustees considered that it was not anticipated that, under the current fee structure, the ACV Funds would achieve economies of scale. They noted that the unitary fee structure of the ACV Funds limits shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the ACV Funds; the basis of decisions to buy or sell securities for the ACV Funds; the substance and administration of the Code of Ethics and other relevant policies of Ridgeline and Vident. The Board noted that Ridgeline and Vident have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the ACV Funds. The Board also considered potential benefits for Ridgeline and Vident in managing the ACV Funds. Following further consideration and discussion, the Board concluded that the standards and practices of Ridgeline and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Ridgeline and Vident from managing the ACV Funds were satisfactory.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Ridgeline Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Ridgeline Advisory Agreements.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 1, 2022 and held for the six months ended January 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended* 1/31/23
American Conservative Values ETF	$1,000.00	$1,008.22	0.75%	$3.80
Hypothetical**	$1,000.00	$1,021.42	0.75%	$3.82

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT | JANUARY 31, 2023

AMERICAN CONSERVATIVE VALUES ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Ridgeline Research LLC
14961 Finegan Farm Drive
Darnestown, Maryland 20874

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 10, 2023

* Print the name and title of each signing officer under his or her signature.